Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	4,334,863	4,520,713
Series 2017-20E Class 1
05/01/2037	2.880%	392,668	411,831
Series 2017-20F Class 1
06/01/2037	2.810%	3,078,385	3,286,592
Series 2017-20G Class 1
07/01/2037	2.980%	2,774,630	2,907,481
Series 2017-20H Class 1
08/01/2037	2.750%	2,402,026	2,517,214
Series 2017-20I Class 1
09/01/2037	2.590%	4,035,169	4,186,716
Total Asset-Backed Securities — Agency (Cost $17,017,741)			17,830,547

Corporate Bonds & Notes 59.1%

Aerospace & Defense 2.5%
BAE Systems PLC(a)
04/15/2030	3.400%	3,300,000	3,504,111
02/15/2031	1.900%	5,000,000	4,698,120
Boeing Co. (The)
05/01/2034	3.600%	5,660,000	5,654,862
08/01/2059	3.950%	9,795,000	9,397,696
General Dynamics Corp.
04/01/2050	4.250%	545,000	653,669
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	887,612
10/15/2047	4.030%	6,765,000	7,502,227
United Technologies Corp.
06/01/2042	4.500%	9,075,000	10,770,227
11/01/2046	3.750%	3,860,000	4,114,163
Total			47,182,687
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,815,000	3,337,296
Banking 7.6%
Bank of America Corp.(b)
07/23/2031	1.898%	2,330,000	2,191,899
10/24/2031	1.922%	13,140,000	12,360,669
06/19/2041	2.676%	15,480,000	14,507,276
Citigroup, Inc.(b)
06/03/2031	2.572%	21,260,000	21,229,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group Inc (The)(b)
01/27/2032	1.992%	22,318,000	21,190,157
HSBC Holdings PLC(b)
08/18/2031	2.357%	7,273,000	7,001,679
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	10,010,000	10,189,565
11/19/2031	1.764%	585,000	545,549
01/23/2049	3.897%	11,370,000	12,531,747
Morgan Stanley(b)
01/22/2031	2.699%	2,970,000	3,012,765
04/28/2032	1.928%	12,050,000	11,364,144
Wells Fargo & Co.(b)
02/11/2031	2.572%	8,000,000	8,043,497
04/30/2041	3.068%	16,310,000	15,997,740
Total			140,166,419
Cable and Satellite 2.3%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,185,000	1,375,026
03/01/2050	4.800%	12,510,000	13,469,203
04/01/2061	3.850%	6,520,000	5,976,096
Comcast Corp.
01/15/2051	2.800%	4,285,000	3,928,449
11/01/2052	4.049%	7,021,000	7,965,950
NBCUniversal Media LLC
01/15/2043	4.450%	7,650,000	9,054,710
Total			41,769,434
Chemicals 0.5%
Dow Chemical Co. (The)
05/15/2049	4.800%	3,976,000	4,771,518
LYB International Finance III LLC
05/01/2050	4.200%	2,905,000	3,112,086
04/01/2051	3.625%	1,255,000	1,239,063
Total			9,122,667
Construction Machinery 0.1%
Caterpillar, Inc.
04/09/2050	3.250%	2,700,000	2,762,654
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
06/03/2050	2.500%	3,650,000	3,266,479
Diversified Manufacturing 0.7%
3M Co.
08/26/2049	3.250%	2,170,000	2,218,724
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrier Global Corp.
04/05/2050	3.577%	8,315,000	8,196,147
Honeywell International, Inc.
06/01/2050	2.800%	2,170,000	2,062,327
Total			12,477,198
Electric 7.9%
AEP Texas, Inc.
01/15/2050	3.450%	12,460,000	12,208,182
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	940,000	1,083,537
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	4,312,983
CMS Energy Corp.
03/31/2043	4.700%	1,932,000	2,207,584
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,315,000	4,552,921
04/01/2050	3.950%	1,935,000	2,097,485
Dominion Energy, Inc.
04/01/2030	3.375%	7,132,000	7,597,657
Dominion Resources, Inc.
12/01/2044	4.700%	1,900,000	2,246,197
DTE Energy Co.
06/15/2029	3.400%	9,379,000	10,007,172
Duke Energy Indiana LLC
10/01/2049	3.250%	2,519,000	2,476,488
Emera US Finance LP
06/15/2046	4.750%	5,245,000	5,872,397
Eversource Energy
01/15/2028	3.300%	3,225,000	3,471,479
08/15/2030	1.650%	9,224,000	8,554,290
Exelon Corp.
04/15/2050	4.700%	6,490,000	7,782,593
Georgia Power Co.
03/15/2042	4.300%	18,565,000	20,749,256
03/15/2051	3.250%	1,655,000	1,591,519
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,410,000	10,733,016
PacifiCorp
03/15/2051	3.300%	6,615,000	6,571,078
San Diego Gas & Electric Co.
04/15/2050	3.320%	3,420,000	3,411,705
Southern California Edison Co.
04/01/2047	4.000%	865,000	896,466
03/01/2048	4.125%	2,200,000	2,304,979
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,278,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
10/15/2030	1.800%	9,960,000	9,299,350
Xcel Energy, Inc.
09/15/2041	4.800%	2,664,000	3,112,178
12/01/2049	3.500%	10,820,000	10,854,124
Total			145,273,541
Environmental 0.1%
Waste Management, Inc.
03/15/2031	1.500%	2,280,000	2,104,718
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,825,000	24,975,635
Food and Beverage 4.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,329,000	33,668,261
Bacardi Ltd.(a)
05/15/2038	5.150%	7,571,000	9,095,550
05/15/2048	5.300%	815,000	1,001,332
Coca-Cola Co. (The)
03/05/2051	3.000%	3,491,000	3,406,694
Conagra Brands, Inc.
11/01/2038	5.300%	4,065,000	5,027,399
11/01/2048	5.400%	1,230,000	1,575,123
Kraft Heinz Foods Co.
06/01/2046	4.375%	4,210,000	4,410,973
Mars, Inc.(a)
04/01/2059	4.200%	4,880,000	5,583,776
Molson Coors Brewing Co.
07/15/2046	4.200%	1,727,000	1,802,906
PepsiCo, Inc.
10/06/2046	3.450%	8,285,000	8,745,658
Tyson Foods, Inc.
06/02/2047	4.550%	1,900,000	2,229,346
Total			76,547,018
Health Care 2.5%
Abbott Laboratories
11/30/2046	4.900%	2,355,000	3,064,347
Becton Dickinson and Co.
02/11/2031	1.957%	14,110,000	13,385,148
Cigna Corp.
12/15/2048	4.900%	2,980,000	3,651,227
03/15/2051	3.400%	3,900,000	3,839,246
CVS Health Corp.
03/25/2048	5.050%	12,451,000	15,284,037

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	2,465,000	2,750,110
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,527,859
Total			45,501,974
Healthcare Insurance 1.7%
Aetna, Inc.
08/15/2047	3.875%	4,360,000	4,564,351
Anthem, Inc.
08/15/2044	4.650%	3,500,000	4,145,770
Centene Corp.
12/15/2029	4.625%	2,197,000	2,378,451
02/15/2030	3.375%	3,679,000	3,714,743
UnitedHealth Group, Inc.
08/15/2039	3.500%	8,552,000	9,224,523
05/15/2040	2.750%	6,725,000	6,573,037
Total			30,600,875
Independent Energy 0.3%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	3,269,984
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,293,604
Total			6,563,588
Integrated Energy 0.8%
BP Capital Markets America, Inc.
06/04/2051	2.939%	1,350,000	1,204,980
Cenovus Energy, Inc.
06/15/2047	5.400%	4,055,000	4,510,396
Chevron USA, Inc.
11/15/2043	5.250%	1,090,000	1,419,606
Shell International Finance BV
11/07/2049	3.125%	5,280,000	5,085,215
Suncor Energy, Inc.
11/15/2047	4.000%	2,120,000	2,166,961
Total Capital International SA
06/29/2060	3.386%	1,315,000	1,265,227
Total			15,652,385
Life Insurance 2.5%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	3,770,000	4,521,685
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	6,405,000	6,262,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
01/07/2031	1.550%	7,105,000	6,590,618
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	9,103,000	9,241,167
Prudential Financial, Inc.
03/13/2051	3.700%	3,430,000	3,629,934
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	4,346,000	4,901,597
05/15/2050	3.300%	4,525,000	4,417,093
Voya Financial, Inc.
06/15/2046	4.800%	5,635,000	6,659,975
Total			46,224,730
Media and Entertainment 1.4%
Discovery Communications LLC
05/15/2049	5.300%	3,782,000	4,525,415
Fox Corp.
01/25/2049	5.576%	840,000	1,071,199
ViacomCBS, Inc.
01/15/2031	4.950%	3,450,000	4,075,350
05/19/2032	4.200%	4,355,000	4,868,821
Walt Disney Co. (The)
09/15/2044	4.750%	8,657,000	10,624,507
Total			25,165,292
Midstream 2.7%
Energy Transfer Operating LP
05/15/2050	5.000%	5,910,000	6,125,742
Enterprise Products Operating LLC
01/31/2060	3.950%	6,100,000	6,108,770
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,514,109
Kinder Morgan, Inc.
02/15/2046	5.050%	8,330,000	9,400,053
MPLX LP
04/15/2048	4.700%	8,535,000	9,225,571
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,750,000	6,465,995
Western Gas Partners LP
08/15/2048	5.500%	1,530,000	1,494,975
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,740,000	8,915,709
Total			49,250,924

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.1%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,940,554
02/15/2044	4.800%	3,351,000	3,938,694
05/15/2047	4.375%	10,094,000	11,350,657
Sempra Energy
02/01/2048	4.000%	3,650,000	3,835,654
Total			21,065,559
Oil Field Services 0.2%
Halliburton Co.
11/15/2045	5.000%	2,970,000	3,298,200
Pharmaceuticals 4.1%
AbbVie, Inc.
11/06/2042	4.400%	5,075,000	5,883,765
06/15/2044	4.850%	7,616,000	9,238,634
11/21/2049	4.250%	5,459,000	6,179,390
Amgen, Inc.
02/21/2050	3.375%	11,215,000	11,160,293
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,402,000	1,712,091
10/26/2049	4.250%	7,807,000	9,196,247
Gilead Sciences, Inc.
10/01/2040	2.600%	6,300,000	5,794,482
10/01/2050	2.800%	3,815,000	3,397,426
Johnson & Johnson
12/05/2033	4.375%	10,574,000	12,900,723
Mylan NV
06/15/2046	5.250%	1,185,000	1,394,964
Pfizer, Inc.
05/28/2050	2.700%	9,100,000	8,449,595
Total			75,307,610
Property & Casualty 0.6%
American International Group, Inc.
07/16/2044	4.500%	3,705,000	4,217,351
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	1,640,000	1,517,140
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	4,580,359
Total			10,314,850
Railroads 0.7%
Norfolk Southern Corp.
08/15/2052	4.050%	4,370,000	4,813,276
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
08/15/2059	3.950%	6,150,000	6,590,702
03/20/2060	3.839%	1,680,000	1,781,472
02/05/2070	3.750%	730,000	745,857
Total			13,931,307
Restaurants 0.4%
McDonald’s Corp.
09/01/2049	3.625%	6,755,000	7,033,976
Retailers 1.1%
Home Depot, Inc. (The)
12/06/2048	4.500%	4,370,000	5,371,523
Lowe’s Companies, Inc.
05/03/2047	4.050%	6,050,000	6,638,366
10/15/2050	3.000%	1,765,000	1,648,474
Walmart, Inc.
12/15/2047	3.625%	4,270,000	4,722,428
09/24/2049	2.950%	1,810,000	1,783,807
Total			20,164,598
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,294,632
02/01/2047	4.450%	1,105,000	1,251,100
Total			2,545,732
Technology 4.8%
Apple, Inc.
02/09/2045	3.450%	8,225,000	8,753,377
09/11/2049	2.950%	5,945,000	5,742,864
02/08/2051	2.650%	2,350,000	2,150,442
Broadcom, Inc.
11/15/2030	4.150%	9,405,000	10,147,746
Corning, Inc.
11/15/2079	5.450%	1,130,000	1,406,337
Fidelity National Information Services, Inc.
03/01/2041	3.100%	1,670,000	1,642,269
Intel Corp.
05/11/2047	4.100%	8,385,000	9,537,650
International Business Machines Corp.
05/15/2040	2.850%	4,070,000	3,936,190
05/15/2050	2.950%	6,742,000	6,289,884
Microsoft Corp.
08/08/2046	3.700%	880,000	985,499
03/17/2052	2.921%	12,100,000	11,905,855
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,255,000	1,323,671

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
07/08/2034	4.300%	6,670,000	7,491,031
07/15/2046	4.000%	2,500,000	2,577,892
04/01/2050	3.600%	9,405,000	9,127,370
03/25/2061	4.100%	2,800,000	2,896,313
QUALCOMM, Inc.
05/20/2032	1.650%	3,240,000	2,976,994
Total			88,891,384
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,270,000	3,296,462
Transportation Services 0.4%
FedEx Corp.
11/15/2045	4.750%	3,980,000	4,702,836
04/01/2046	4.550%	220,000	250,861
United Parcel Service, Inc.
09/01/2049	3.400%	3,055,000	3,181,341
Total			8,135,038
Wireless 1.7%
American Tower Corp.
08/15/2029	3.800%	6,995,000	7,623,485
Crown Castle International Corp.
04/01/2031	2.100%	5,707,000	5,387,629
Rogers Communications, Inc.
11/15/2049	3.700%	6,690,000	6,667,510
T-Mobile USA, Inc.(a)
02/15/2041	3.000%	6,820,000	6,346,769
04/15/2050	4.500%	1,070,000	1,195,660
Vodafone Group PLC
09/17/2050	4.250%	3,205,000	3,521,931
Total			30,742,984
Wirelines 4.3%
AT&T, Inc.(a)
09/15/2055	3.550%	9,752,000	8,925,278
12/01/2057	3.800%	27,254,000	25,967,522
Telefonica Emisiones SAU
03/06/2048	4.895%	6,250,000	7,109,844
Verizon Communications, Inc.
03/22/2041	3.400%	15,273,000	15,513,182
08/21/2046	4.862%	10,905,000	13,138,713
03/22/2061	3.700%	8,307,000	8,218,448
Total			78,872,987
Total Corporate Bonds & Notes (Cost $1,086,063,553)			1,091,546,201

Foreign Government Obligations(c) 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.8%
Mexico Government International Bond
01/11/2040	6.050%	2,830,000	3,399,229
01/15/2047	4.350%	11,300,000	11,191,366
Total			14,590,595
Total Foreign Government Obligations (Cost $14,321,068)			14,590,595

U.S. Treasury Obligations 36.6%

U.S. Treasury
08/15/2027	2.250%	6,400,000	6,783,000
05/15/2028	2.875%	5,000,000	5,496,094
05/15/2029	2.375%	3,500,000	3,719,844
02/15/2031	5.375%	4,000,000	5,345,625
02/15/2036	4.500%	37,500,000	49,617,187
05/15/2038	4.500%	30,000,000	40,246,875
02/15/2039	3.500%	49,000,000	58,715,781
08/15/2040	3.875%	10,000,000	12,612,500
02/15/2041	4.750%	8,000,000	11,265,000
05/15/2041	4.375%	25,383,000	34,199,626
05/15/2043	2.875%	17,600,000	19,261,000
08/15/2044	3.125%	16,500,000	18,789,375
11/15/2044	3.000%	10,000,000	11,156,250
11/15/2045	3.000%	12,000,000	13,408,125
11/15/2046	2.875%	8,000,000	8,750,000
11/15/2047	2.750%	20,750,000	22,215,469
02/15/2048	3.000%	101,200,000	113,565,375
08/15/2049	2.250%	2,235,000	2,164,109
11/15/2049	2.375%	6,810,000	6,774,886
02/15/2050	2.000%	17,600,000	16,117,750
05/15/2050	1.250%	22,250,000	16,816,133
08/15/2050	1.375%	21,460,000	16,768,978
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	136,874,109
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	38,410,800	25,067,548
11/15/2041	0.000%	13,661,000	8,408,986
05/15/2043	0.000%	19,069,000	11,194,099
Total U.S. Treasury Obligations (Cost $619,020,526)			675,333,724

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(f),(g)	32,594,096	32,590,837
Total Money Market Funds (Cost $32,590,784)		32,590,837
Total Investments in Securities (Cost: $1,769,013,672)		1,831,891,904
Other Assets & Liabilities, Net		14,039,709
Net Assets		1,845,931,613
At March 31, 2021, securities and/or cash totaling $5,355,146 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,170	06/2021	USD	180,874,688	—	(6,498,915)
U.S. Ultra Treasury Bond	220	06/2021	USD	39,868,125	—	(690,562)
Total					—	(7,189,477)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(419)	06/2021	USD	(54,862,813)	1,207,134	—
U.S. Ultra Bond 10-Year Note	(765)	06/2021	USD	(109,920,938)	3,558,984	—
Total					4,766,118	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $108,156,969, which represents 5.86% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	34,592,750	344,495,497	(346,497,410)	—	32,590,837	—	9,470	32,594,096
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2021 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2021	7

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1QT7016_03_L01_(03/21)